Fixed Assets - Schedule of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Laboratory equipment		$ 1,575	$ 1,171
Furniture and fixtures		66	38
Computer software and equipment		537	524
Fixed Assets, gross		2,178	1,733
Less accumulated depreciation		(1,276)	(1,071)
Fixed Assets, net	$ 739	$ 902	$ 662